CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2021 USD ($) variable_interest_entity	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Long-term debt	$ 1,903,755	$ 1,663,394
Current portion of debt	302,769	484,956
Vessels under finance lease, net	656,072	697,380
Finance lease liability	524,200	573,087
Finance lease liability, current portion	$ 51,204	$ 48,887
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	27
VIEs with sales-type leases, direct financing leases, and leaseback assets | variable_interest_entity	9
Net investment in lease	$ 116,900
Unearned Lease Income	25,700
Residual value of leased asset	86,100
Long-term debt	88,300
Current portion of debt	$ 7,800
VIEs, number with operating lease assets | variable_interest_entity	15
Operating lease, right-of-use asset	$ 848,400
Operating lease liability	473,800
Operating lease liability, current	$ 110,000
VIEs, number with finance lease assets | variable_interest_entity	3
Vessels under finance lease, net	$ 274,300
Finance lease liability	211,800
Finance lease liability, current portion	$ 21,000